General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expenses
Employee costs	$ 24,863	$ 20,980	$ 18,789
Share-based compensation (Note 22)	5,107	5,216	4,565
Other expenses	17,415	15,797	16,496
Total	47,385	$ 41,993	$ 39,850
Restructuring costs included in employee costs	$ 3,975